Revenue	6 Months Ended
Jun. 30, 2025
Revenue [Abstract]
Revenue

Note 4. Revenue

	June 30, 2025	June 30, 2024
	$	$
	Unaudited

Sales of goods	1,450,561	1,804,765

Revenue from contracts with customers

Revenue from the sale of goods is recognized at the point in time when the customer obtains control of the goods, which is generally at the time of delivery.

Income by geography

	For the period ended June 30, 2025	For the period ended June 30, 2024
	% of total income	% of total income
Israel	30%	65%
U.S. & Canada	50%	30%
Rest of the world	20%	5%